CAPITAL STOCK AND RESERVES	12 Months Ended
Mar. 31, 2024
Capital Stock And Reserves
CAPITAL STOCK AND RESERVES

NOTE 15. CAPITAL STOCK AND RESERVES

Authorized ordinary shares: Unlimited number of Portage ordinary shares without par value.

1.	The following is a roll-forward of Portage’s ordinary shares for the years ended March 31, 2024 and 2023:

	Years Ended March 31,
	2024		2023
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	17,606	$218,782	13,349	$158,324
Shares issued under Registered Direct Offering, net of issue costs	1,970	—	—	—
Shares issued under ATM, net of issue costs	186	662	167	915
Shares issued or accrued for services	16	50	20	120
Shares issued pursuant to distribution of restricted stock units	6	5	—	—
Shares issued in Tarus acquisition	—	—	2,426	17,200
Shares issued in iOx exchange	—	—	1,070	9,737
Excess of non-controlling interest acquired over consideration – iOx	—	—	—	29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	—	—	94	900
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	—	—	480	1,977
Balance, end of year	19,784	$219,499	17,606	$218,782

Portage filed a shelf registration statement with the SEC in order to sell ordinary shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“March 2021 Registration Statement”). In connection with the March 2021 Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covered the offering, issuance and sale by Portage of up to $200 million in the aggregate of the securities identified above from time to time in one or more offerings;
•	a prospectus supplement, which covered the offer, issuance and sale by Portage in its ATM offering of up to a maximum aggregate offering price of $50 million of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement, dated February 24, 2021 (the “Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);
•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwritten public offering with Cantor Fitzgerald;
•	a prospectus supplement dated August 19, 2022, for the resale of up to $30 million in ordinary shares that Portage may sell from time to time to Lincoln and an additional 94,508 shares that were issued to Lincoln; and
•	a prospectus supplement dated September 29, 2023 for the offer, issuance and sale by Portage in a registered direct public offering through H.C. Wainwright & Co., the placement agent, to an institutional and accredited investor of (i) 1,970,000 ordinary shares at a purchase price of $1.90 per share; and (ii) Pre-Funded Warrants to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant Shares, for aggregate gross proceeds of approximately $6 million. All Pre-Funded Warrants, which were exercisable for one ordinary share at an exercise price of $0.001 per share, were exercised in full on May 29, 2024.

The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act.

During Fiscal 2022, the Company sold 90,888 ordinary shares under the ATM program, generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

The Company has issued 2,425,999 ordinary shares in connection with the acquisition of Tarus Therapeutics, Inc. and in connection with the Tarus Therapeutics, Inc.’s acquisition it may issue additional ordinary shares. See Note 9, “Acquisition of Tarus,” for a further discussion.

On July 18, 2022, the Company entered into the iOx Share Exchange Agreement under which it exchanged 1,070,000 ordinary shares of the Company for the remaining minority interest of 21.68% of iOx. See Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion.

On July 6, 2022, the Company entered into a Purchase Agreement (the “Committed Purchase Agreement”) with Lincoln, under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be Depository Trust Company eligible, among other things. The Committed Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the date of the Committed Purchase Agreement, excluding, however, an ATM transaction with a registered broker-dealer, which includes any sales under the Sales Agreement with Cantor Fitzgerald.

During Fiscal 2023, the Company sold 480,000 ordinary shares to Lincoln under the Committed Purchase Agreement for net proceeds totaling approximately $2.0 million.

During Fiscal 2022, the Company commenced an ATM program, and it sold 90,888 ordinary shares, generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

During Fiscal 2023, the Company sold 166,145 ordinary shares under the ATM program, generating net proceeds of approximately $0.9 million.

During Fiscal 2024, the Company sold 186,604 ordinary shares under the ATM program, generating net proceeds of approximately $0.7 million.

The Company’s March 2021 Registration Statement expired on February 24, 2024. In order to issue additional shares under its ATM program or the Committed Purchase Agreement (as defined below) in the future, the Company would be required to file a new registration statement, which must be declared effective by the SEC prior to use, and to file a prospectus supplement related to the ATM program and the Committed Purchase Agreement, as the case may be.

Furthermore, the ATM program and the Committed Purchase Agreement with Lincoln are generally limited based on, among other things, the Company’s Nasdaq trading volume. Under the Baby Shelf Rule, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using a registration statement on Form F-3 is limited to one-third of the aggregate market value of the ordinary shares held by the Company’s non-affiliates, which limitation may change over time based on its stock price, number of ordinary shares outstanding and the percentage of ordinary shares held by non-affiliates. Accordingly, the Company is limited by the Baby Shelf Rule as of the filing of this Form 20-F, until such time as its non-affiliate public float exceeds $75 million.

On September 29, 2023, the Company entered into the Purchase Agreement with an institutional and accredited investor in connection with the Registered Direct Offering and the Private Placement. The Offerings closed on October 3, 2023.

See Note 13, “Warrant Liability,” for a discussion of the Registered Direct Offering.

2.	Nature and Purpose of Reserves

(a)	Stock Option Reserve

The stock option reserve reflects the reserve of compensation expense recognized over the vesting period based upon the grant date fair value of the Company’s equity settled grants calculated in accordance with IFRS 2, “Share-based Payment”. See Note 16, “Stock Option Reserve,” below for a further discussion.

(b)	Accumulated Other Comprehensive Income (Loss)

	As of March 31,
(In thousands)	2024	2023

Balance, beginning of year	$(4,325)	$958
Investment in public company at FVTOCI - net change in fair value	—	(5,322)
Derecognition of investment in public company at FVTOCI	3,711	—
Investment in associate at FVTPL - net change in fair value	(12)	39
Investment in associate at FVTPL - recognition of net change in fair value	(27)	—
Other investments - derecognition of investment at FVTOCI	653	—
Balance, end of year	$—	$(4,325)